Financial Liabilities for Trading at Fair Value Through Profit or Loss (Details) - Schedule of Financial Liability Trading - CLP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Financial derivative contracts
Total Financial derivative contracts	$ 10,587,308	$ 12,155,024
Forwards
Financial derivative contracts
Total Financial derivative contracts	2,173,004	1,151,921
Swaps
Financial derivative contracts
Total Financial derivative contracts	8,411,423	10,995,608
Call Options
Financial derivative contracts
Total Financial derivative contracts	491	5,530
Put Options
Financial derivative contracts
Total Financial derivative contracts	$ 2,390	$ 1,965